EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator [Abstract]
Net income (loss)	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 2,598	$ (29,112)	$ 22,798
Less [Abstract]
Dividends declared and paid to shareholders									0	0	(41,388)
Dividend equivalents paid to vested RSUs and SARs									0	0	(1,054)
Net income (loss) attributable to common shareholders									$ 2,598	$ (29,112)	$ (19,644)
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)									30,307,357	33,239,001	41,222,690
Weighted average shares outstanding-Diluted (in shares)									30,353,425	33,239,001	41,315,149
Basic [Abstract]
Distributed earnings (in dollars per share)									$ 0	$ 0	$ 1.00
Undistributed income (excess distribution) (in dollars per share)									0.09	(0.88)	(0.48)
Basic earnings (loss) per share (in dollars per share)	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	0.09	(0.88)	0.52
Diluted [Abstract]
Distributed earnings (in dollars per share)									0	0	1.00
Undistributed income (excess distribution) (in dollars per share)									0.09	(0.88)	(0.48)
Diluted earnings (loss) per share (in dollars per share)	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.09	$ (0.88)	$ 0.52
RSUs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									0	0	7,950
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									46,068	0	84,509